Business Combinations - Summary of Components of Purchase Price (Parenthetical) (Detail) - USD ($) $ in Millions			9 Months Ended
	Jul. 01, 2020	Jun. 12, 2020	Sep. 30, 2020	Sep. 30, 2019
Business Combination, Consideration Transferred [Abstract]
Business combination, Cash acquired	$ 2.1	$ 3.0	$ 128.8	$ 65.6